Income Tax - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	3.90%	1.70%	3.40%
Change in valuation allowance	(17.90%)	(17.50%)	(23.90%)
Research and development credit	0.50%	0.20%	0.30%
Fair market value adjustment	(5.90%)	(2.10%)	0.00%
Non-deductible Convertible Notes interest expense	(1.50%)	(2.20%)	0.00%
Other	(0.10%)	(1.10%)	(0.80%)
Effective income tax rate	0.00%	0.00%	0.00%